Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2015	Feb. 28, 2014	Dec. 31, 2014	Dec. 31, 2015
Consulting fee			$ 240,000
Shares of common stock in exchange for cancellation of related party liabilities		44,000
Accrued severance and benefits costs			$ 6,000	$ 0
Employee/Board Member
Restricted stock award in exchange for cancellation of related party liabilities	1,000,000
Board Member
Restricted stock award in exchange for cancellation of related party liabilities	131,500